Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net revenues	$ 125,258	$ 95,357	$ 65,242
Cost of revenues	(95,733)	(61,048)	(34,531)
Gross profit	29,525	34,309	30,711
Operating expenses
Research and development expenses	(5,778)	(8,584)	(8,106)
Sales and marketing expenses	(25,935)	(28,266)	(31,385)
General and administrative expenses	(12,983)	(26,767)	(12,745)
Total operating expenses	(44,696)	(63,617)	(52,236)
Operating loss	(15,171)	(29,308)	(21,525)
Interest expense	(551)	(713)	(107)
Other gains/(losses), net	1,841	(1,082)	791
Fair value (losses)/gains on derivative liabilities	(10,190)	3,995	(19,390)
Loss before income tax expense	(24,071)	(27,108)	(40,231)
Income tax benefit/(expense)	(548)	(222)	555
Share of loss from an equity investee	0	0	(38)
Net loss	(24,619)	(27,330)	(39,714)
Accretion of convertible redeemable preferred shares redemption value	(1,662)	(773)	(2,692)
Accretion to redeemable ordinary shares redemption value	(3,650)	(1,556)	(1,982)
Deemed contribution from Series B-1 preferred shareholders	0	0	2,591
Net loss attributable to iClick Interactive Asia Group Limited's ordinary shareholders	(29,931)	(29,659)	(41,797)
Net loss	(24,619)	(27,330)	(39,714)
Other comprehensive loss:
Foreign currency translation adjustment, net of US$nil tax	(79)	(139)	(129)
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (24,698)	$ (27,469)	$ (39,843)
Net loss per share attributable to iClick Interactive Asia Group Limited
- Basic	$ (2.15)	$ (2.26)	$ (3.58)
- Diluted	$ (2.15)	$ (2.26)	$ (3.58)
Weighted average number of ordinary shares used in per share calculation:
- Basic	13,931,503	13,151,063	11,661,049
- Diluted	13,931,503	13,151,063	11,661,049